LAND USE RIGHT	12 Months Ended
Dec. 31, 2011
Land Use Right [Abstract]
LAND USE RIGHT
6              LAND USE RIGHT

All lands in the PRC are state-owned and no private land ownership rights exist.

The Group has obtained land use right certificates for all its facilities except for a piece of land in Hainan which cost RMB 3.4 million. We amortize the land use right in Hainan and Shanghai on a straight line basis over 20 to 40 years which will expire from the year 2026 to 2051. We also amortize the land use right in Wuhan on a straight line basis over 50 years which will expire in the year 2057.